Principal associates - Reconciliation of financial information for principal associates by carrying value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [Line Items]
Consolidated sales revenue		$ 63,495	$ 44,611	$ 43,165
Profit after tax		22,575	10,400	6,972
Other comprehensive (loss)/income		(1,270)	2,584	346
Total comprehensive income/(loss)	[1]	21,305	12,984	7,318
Non-current assets		78,464	76,535
Current assets		24,432	20,855
Non-current liabilities		(33,679)	(33,880)
Net assets		56,590	51,903
Loans to equity accounted units		97	112
Impairment charges of consolidated balances		269	904	$ 3,487
Boyne Smelters Limited
Disclosure of associates [Line Items]
Consolidated sales revenue		0	0
Profit after tax		61	(198)
Other comprehensive (loss)/income		(24)	30
Total comprehensive income/(loss)		37	(168)
Non-current assets		993	1,037
Current assets		135	98
Current liabilities		(195)	(146)
Non-current liabilities		(675)	(779)
Net assets		258	210
Group's ownership interest		153	125
Loans to equity accounted units		97	112
Carrying value of Group's interest		$ 250	237
Impairment charges of consolidated balances			$ 200

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.